Annual Total Returns[BarChart] - Victory Trivalent Emerging Markets Small-Cap Fund - Class Y	2014	2015	2016	2017	2018	2019
Total	1.78%	(6.26%)	3.10%	43.02%	(18.30%)	12.31%